PSF PGIM Jennison Blend Portfolio Performance Management - PSF PGIM Jennison Blend Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.Annual return information in the bar chart is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class II and Class III shares would be lower because Class II and Class III shares do not have the same expenses as Class I shares. Note: The PSF PGIM Jennison Blend Portfolio changed certain investment strategies, effective December 11, 2023. The performance figures prior to December 11, 2023 for the Portfolio reflect the Portfolio's former investment operations, policies, and strategies prior to this date. Such performance is not representative of the Portfolio’s current investment operations, policies, and strategies that took effect as of this date, and the Portfolio's performance after this date could be materially different.
Performance Past Does Not Indicate Future [Text]	Past performance does not mean that the Portfolio will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart [Heading]	Annual Total Returns (Class I Shares)
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:26.37%2nd Quarter 2020-19.55%2nd Quarter 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022